Rights (Details) - $ / shares		12 Months Ended
	Mar. 12, 2021	Dec. 31, 2024	Oct. 31, 2024	Sep. 30, 2024	Aug. 01, 2024	Dec. 31, 2022	Dec. 06, 2022	Nov. 28, 2022	Nov. 21, 2022	Nov. 14, 2022	Nov. 07, 2022	Sep. 20, 2022	Sep. 19, 2022	Sep. 09, 2022	Sep. 02, 2022	Aug. 25, 2022	Jun. 18, 2022	Jun. 04, 2022	Jun. 02, 2022	May 16, 2022	May 06, 2022
Rights [Line Items]
Par value	$ 0.0001		$ 1.2	$ 1.2	$ 5.88		$ 32	$ 32.8	$ 33.2	$ 30.8	$ 31.6	$ 35.2	$ 35.2	$ 41.2	$ 46.8	$ 54	$ 52.8	$ 47.2	$ 60	$ 70.4	$ 91.2
Exercise price	50	$ 50
Ownership percent of common stock		15.00%
Acquires percentage		15.00%
Shares issued			706,250	706,250	25,000	300,000	249,999	123,000	137,750	139,250	100,000		20,000	20,000	20,000	20,000	70,000	45,000	25,000	85,000	7,500
Right [Member]
Rights [Line Items]
Shares issued		4,233,272
Shares outstanding		4,233,272
Common stock [Member]
Rights [Line Items]
Ownership percent of common stock		15.00%
Ordinary shares [member]
Rights [Line Items]
Exercise price	$ 0.00667